Leases - Lessee: Component of Lease Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Finance Leases Cost [Abstract]
Depreciation expenses of right-of-use assets	¥ 580	¥ 536	¥ 534
Interest expenses of lease liabilities	84	150	106
Finance lease cost total	664	686	640
Operating lease cost	53,405	52,279	49,725
Short-term lease cost	3,048	2,742	3,034
Variable lease cost	2,721	1,297	65
Sublease income	(9,512)	(8,819)	(3,192)
Total	¥ 50,326	¥ 48,185	¥ 50,272